Note 19 - Share Capital (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of fully paid shares	Amount

January 1, 2023	12,833,126	83,471
Shares issued:
- share-based payment - employees (note 9.1(a))	24,389	351
- equity raise	1,207,514	15,569
- Bilboes Gold Limited acquisition	5,123,044	65,677
December 31, 2023	19,188,073	165,068
Shares issued:
- share-based payment - employees (note 9.1(a))	6,787	83
- options exercised*	5,000	37
June 30, 2024	19,199,860	165,188